Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	December 22, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	WP Trust (the “Trust”) on behalf of WP Smaller Companies Income Plus Fund, WP International Companies Income Plus Fund and WP Income Plus Fund (the “Funds”)

Ladies and Gentlemen:

Attached please find a Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A filed pursuant to the Securities Act of 1933, as amended, and Amendment No. 1 to the Registration Statement filed pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).  This Amendment incorporates the Trust’s responses to written comments received from Ms. Marianne Dobelbower on September 10, 2015 in connection with the review of the Trust’s initial Registration Statement on Form N-1A, filed electronically on August 11, 2015.  Additionally, the Funds’ Statement of Additional Information includes the Trust’s seed capital audit.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750.  Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of WP Trust

cc:	Mr. Charles S. Stoll
Winning Points Advisors, LLC
129 NW 13th Street, Suite D26
Boca Raton, FL 33432